Income taxes (Tables)	6 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Schedule of Reconciliation of The Company's Statutory Income Tax Rate
A reconciliation of the Company’s statutory income tax rate to the Company’s effective income tax rate is as follows:

Period from June 18, 2024 (Inception) to December 31, 2024
Federal statutory income tax rate	21.0%
State income taxes, net of federal benefits	0.3%
Research and development credits	0.5%
Change in deferred tax asset valuation allowance	(16.1)%
Fair market adjustments related to convertible notes	(5.6)%
Other	(0.1)%

Effective income tax rate	0.0%

Schedule of Net Deferred Tax Assets
Net deferred tax assets consisted of the following (in thousands):

Period from June 18, 2024 (Inception) to December 31, 2024
Deferred tax assets
Net operating loss carryforwards	$449
Research and development credits	255
Capitalized start-up expenses	396
Accruals and reserves	171
Capitalized research and development expenses	6,055
Share-based compensation	230

Total deferred tax assets	7,556
Valuation allowance	(7,556)

Net deferred tax assets	$—

Schedule of Net Operating Loss Carryforwards and Research and Development Tax Credit Carryforwards
For the period from June 18, 2024 (inception) to December 31, 2024, the valuation allowance increased primarily due to the increases in net operating loss carryforwards and research and development tax credit carryforwards. The changes in the valuation allowance were as follows (in thousands):

Period from June 18, 2024 (Inception) to December 31, 2024
Valuation allowance as of June 18, 2024 (inception)	$—
Increases recorded to income tax provision	7,556

Valuation allowance as of December 31, 2024	$7,556